SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions	Aug. 23, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($)	Feb. 13, 2023 USD ($) shares	May 10, 2023 USD ($)	Apr. 18, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 28, 2023 HKD ($)	Mar. 20, 2023 USD ($)	Mar. 20, 2023 HKD ($)	Feb. 21, 2023 USD ($)
Subsequent Event [Line Items]
Debt instrument, issued, principal		$ 150,000
Debt conversion, converted instrument, amount		$ 1.00
Trust Account [Member]
Subsequent Event [Line Items]
Trust account deposit										$ 290,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable				$ 75,000
Subsequent Event [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Loan due and payable						$ 300,000	$ 2.5	$ 600,000	$ 4.7
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Deposits					$ 290,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Trust account deposit										$ 290,000
Common Class A [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares | shares			10,415,452
Stock Redeemed or Called During Period, Value			$ 109,310,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares | shares	10,415,452
Redemption price | $ / shares	$ 10.49
Stock Redeemed or Called During Period, Value	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Trust account deposit	$ 100,590,000